Property, plant and equipment - Net carrying amount (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Property, plant and equipment
Beginning balance	[1]	$ 3,368	$ 3,068		$ 2,512
Ending balance		3,388	3,368	[1]	3,068	[1]
Depreciation - Cost of sales		440	415		363
Depreciation - Selling, general and administration expenses		9	8		6
Construction in progress		254	241
Borrowing costs capitalised		0	0
Land and buildings
Property, plant and equipment
Beginning balance		836
Ending balance		780	836
Plant, machinery and other
Property, plant and equipment
Beginning balance		2,486
Ending balance		2,548	2,486
Office equipment and vehicles
Property, plant and equipment
Beginning balance		46
Ending balance		60	46
Land
Property, plant and equipment
Land		213	225
Capital leased assets
Property, plant and equipment
Charge for the year		(5)	(1)		(1)
Interest expense on finance leases		2	0		0
Finance lease liabilities		36	12
Cost
Property, plant and equipment
Beginning balance		5,307	4,588
Additions		591	522
Impairment		(11)	(54)
Disposals		(217)	(174)
Transfers		5	9
Exchange		(239)	416
Ending balance		5,436	5,307		4,588
Cost | Land and buildings
Property, plant and equipment
Beginning balance		1,094	983
Additions		15	8
Disposals		(16)	(4)
Transfers			11
Exchange		(49)	96
Ending balance		1,044	1,094		983
Cost | Plant, machinery and other
Property, plant and equipment
Beginning balance		4,142	3,541
Additions		539	508
Impairment		(11)	(54)
Disposals		(190)	(160)
Transfers			(9)
Exchange		(182)	316
Ending balance		4,298	4,142		3,541
Cost | Plant, machinery and other | Exceptional items
Property, plant and equipment
Impairment		(11)	(54)
Cost | Plant, machinery and other | Metal Packaging Europe | Exceptional items
Property, plant and equipment
Impairment		(2)	(16)
Cost | Plant, machinery and other | Metal Packaging Americas | Exceptional items
Property, plant and equipment
Impairment		(5)	0
Cost | Plant, machinery and other | Glass Packaging North America | Exceptional items
Property, plant and equipment
Impairment		(4)	(38)
Cost | Office equipment and vehicles
Property, plant and equipment
Beginning balance		71	64
Additions		37	6
Disposals		(11)	(10)
Transfers		5	7
Exchange		(8)	4
Ending balance		94	71		64
Depreciation
Property, plant and equipment
Beginning balance		(1,939)	(1,520)
Charge for the year		(449)	(423)
Disposals		206	168
Exchange		134	(164)
Ending balance		(2,048)	(1,939)		(1,520)
Depreciation | Land and buildings
Property, plant and equipment
Beginning balance		(258)	(200)
Charge for the year		(37)	(35)
Disposals		10	2
Transfers			1
Exchange		21	(26)
Ending balance		(264)	(258)		(200)
Depreciation | Plant, machinery and other
Property, plant and equipment
Beginning balance		(1,656)	(1,295)
Charge for the year		(388)	(378)
Disposals		187	156
Transfers			(2)
Exchange		107	(137)
Ending balance		(1,750)	(1,656)		(1,295)
Depreciation | Office equipment and vehicles
Property, plant and equipment
Beginning balance		(25)	(25)
Charge for the year		(24)	(10)
Disposals		9	10
Transfers			1
Exchange		6	(1)
Ending balance		$ (34)	$ (25)		$ (25)

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements